CLAYMORE EXCHANGE-TRADED FUND TRUST

Claymore Bulletshares 2011 Corporate Bond ETF
Claymore BulletShares 2012 Corporate Bond ETF
Claymore BulletShares 2013 Corporate Bond ETF
Claymore BulletShares 2014 Corporate Bond ETF
Claymore BulletShares 2015 Corporate Bond ETF
Claymore BulletShares 2016 Corporate Bond ETF
Claymore BulletShares 2017 Corporate Bond ETF
Claymore/BNY Mellon BRIC ETF
Claymore/BNY Mellon International Small Cap LDRs ETF
Claymore/Ocean Tomo Growth Index ETF
Claymore/Ocean Tomo Patent ETF
Claymore/Raymond James SB-1 Equity ETF
Claymore/S&P Global Dividend Opportunities Index ETF
Claymore/Sabrient Defensive Equity Index ETF
Claymore/Sabrient Insider ETF
Claymore/Beacon Spin-Off ETF
Claymore U.S. Capital Markets Bond ETF
Claymore U.S. Capital Markets Micro-Term Fixed Income ETF
Claymore/Zacks Mid-Cap Core ETF
Claymore/Zacks Multi-Asset Income Index ETF
Claymore/Zacks Sector Rotation ETF
Wilshire 5000 Total Market ETF
Wilshire 4500 Completion ETF
Wilshire Micro-Cap ETF
Wilshire US REIT ETF

Supplement to the currently effective Prospectus and Statement of Additional Information (the “SAI”) for the above-listed Funds:

Effective immediately, Claymore Securities, Inc., Claymore Advisors, LLC, and Claymore Group Inc. are changing their names to Guggenheim Funds Distributors, Inc., Guggenheim Funds Investment Advisors, LLC, and Guggenheim Funds Services Group, Inc., respectively. Accordingly, all references in the Funds’ Prospectuses and SAIs to “Claymore Securities, Inc.,” “Claymore Advisors, LLC,” “Claymore Group Inc.,” “Claymore Advisors” and “Claymore” are hereby changed to “Guggenheim Funds Distributors, Inc.,” “Guggenheim Funds Investment Advisors, LLC,” “Guggenheim Funds Services Group, Inc.,” “Guggenheim Funds Advisors” and “Guggenheim Funds,” respectively.

In addition, effective immediately, the Funds listed in the table below are changing their names to the names indicated in the table. Accordingly, the references in the Funds’ Prospectuses and SAIs to the respective Fund’s name are hereby revised to reflect these changes.

Current Fund Name	New Fund Name
Claymore Bulletshares 2011	Guggenheim BulletShares 2011
Corporate Bond ETF	Corporate Bond ETF
Claymore BulletShares 2012	Guggenheim BulletShares 2012
Corporate Bond ETF	Corporate Bond ETF
Claymore BulletShares 2013	Guggenheim BulletShares 2013
Corporate Bond ETF	Corporate Bond ETF
Claymore BulletShares 2014	Guggenheim BulletShares 2014
Corporate Bond ETF	Corporate Bond ETF
Claymore BulletShares 2015	Guggenheim BulletShares 2015
Corporate Bond ETF	Corporate Bond ETF
Claymore BulletShares 2016	Guggenheim BulletShares 2016
Corporate Bond ETF	Corporate Bond ETF
Claymore BulletShares 2017	Guggenheim BulletShares 2017
Corporate Bond ETF	Corporate Bond ETF

Current Fund Name	New Fund Name
Claymore/BNY Mellon BRIC ETF	Guggenheim BRIC ETF
Claymore/BNY Mellon International	Guggenheim International
Small Cap LDRs ETF	Small Cap LDRs ETF
Claymore/Ocean Tomo	Guggenheim Ocean Tomo
Growth Index ETF	Growth Index ETF
Claymore/Ocean Tomo	Guggenheim Ocean Tomo
Patent ETF	Patent ETF
Claymore/Raymond James	Guggenheim Raymond James
SB-1 Equity ETF	SB-1 Equity ETF
Claymore/S&P Global Dividend	Guggenheim S&P Global Dividend
Opportunities Index ETF	Opportunities Index ETF
Claymore/Sabrient Defensive Equity Index ETF	Guggenheim Defensive Equity ETF
Claymore/Sabrient Insider ETF	Guggenheim Insider Sentiment ETF
Claymore/Beacon Spin-Off ETF	Guggenheim Spin-Off ETF
Claymore/Zacks Mid-Cap Core ETF	Guggenheim Mid-Cap Core ETF
Claymore/Zacks Multi-Asset	Guggenheim Multi-Asset
Income Index ETF	Income ETF
Claymore/Zacks Sector Rotation ETF	Guggenheim Sector Rotation ETF

Finally, the Board of Trustees of Guggenheim Defensive Equity ETF have approved the Fund’s adoption of a policy to invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities. The Fund will provide its shareholders with at least 60 days notice prior to any material change in this policy.

Claymore Exchange-Traded Fund Trust

2455 Corporate West Drive

Lisle, Illinois 60532

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

September 24, 2010

ETF-PRO-T1NC-SUP92410